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Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor

MAC A0102-120

San Francisco, CA  94105

July 28, 2011

Writer’s Direct Dial Number

617-210-3662

Via Edgar

Ms. Linda Stirling, Esq.

U.S. Securities and Exchange Commission

100 F Street, NE
Washington, DC 20549

Re:       Wells Fargo Funds Trust (the “Trust”) (Registration Nos. 333-74295; 811-09253) on behalf of Wells Fargo Advantage Income Funds (the “Funds”)

Dear Ms. Stirling:

            In connection with the registration of the Trust under the Investment Company Act of 1940 (the “1940 Act”), and the issuance of securities by it under the Securities Act of 1933 (the “1933 Act”), and pursuant to 17 C.F.R. 230.485(a) (1), we are transmitting herewith for filing Post-Effective Amendment No. 204 to the Trust’s Registration Statement under the 1933 Act and Post-EffectiveAmendment No. 205 under the 1940 Act on Form N-1A.

This Post-Effective Amendment No. 204 is being filed pursuant Rule 485(a) under the 1933 Act in order to update the investment objective and principal investment strategies of the Wells Fargo Advantage Inflation-Protected Bond Fund.

If you have any questions or require additional information to assist you in your review of this filing, please contact the undersigned at (617) 210-3662.

                                                                        Very truly yours,

                                                                        /s/ Brian J. Montana

                                                                        Brian J. Montana

                                                                        Senior Counsel